Interests in Structured Entities - Investment and Maximum Exposure to Loss Related to Significant Unconsolidated Structured Entities (Detail) - Unconsolidated structured entities - Investment SEs - CAD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of unconsolidated structured entities [Line Items]
Company’s investment	$ 9,068	$ 8,942
Company’s maximum exposure to loss	10,062	9,834
Leveraged leases
Disclosure of unconsolidated structured entities [Line Items]
Company’s investment	4,266	4,300
Company’s maximum exposure to loss	4,266	4,300
Infrastructure entities
Disclosure of unconsolidated structured entities [Line Items]
Company’s investment	3,477	3,282
Company’s maximum exposure to loss	4,471	4,174
Timberland entities
Disclosure of unconsolidated structured entities [Line Items]
Company’s investment	716	759
Company’s maximum exposure to loss	716	759
Real estate entities
Disclosure of unconsolidated structured entities [Line Items]
Company’s investment	609	601
Company’s maximum exposure to loss	$ 609	$ 601